Shareholder Report, Average Annual Return (Details)	12 Months Ended
Oct. 31, 2025
REX Crypto Equity Premium Income ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.66%
T-REX 2X LONG MSTR DAILY TARGET ETF | S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Rex Crypto Equity Premium Income ETF | S&P 500® Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.68%